Income Tax (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal
Current			$ 0	$ 0
Deferred			(214,048)	0
State
Current			0	0
Deferred			0	0
Change in valuation allowance			214,048	0
Income tax provision	$ 0	$ 0	$ 0	$ 0